Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,521,786.11

Principal:
Principal Collections	$16,018,331.49
Prepayments in Full	$7,609,169.76
Liquidation Proceeds	$284,361.34
Recoveries	$27,417.20
Sub Total	$23,939,279.79
Collections	$25,461,065.90

Purchase Amounts:
Purchase Amounts Related to Principal	$346,022.02
Purchase Amounts Related to Interest	$1,800.00
Sub Total	$347,822.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,808,887.92

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,808,887.92
Servicing Fee	$371,158.17	$371,158.17	$0.00	$0.00	$25,437,729.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,437,729.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,437,729.75
Interest - Class A-3 Notes	$120,881.68	$120,881.68	$0.00	$0.00	$25,316,848.07
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$25,214,913.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,214,913.07
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$25,158,305.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,158,305.24
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$25,116,150.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,116,150.91
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$25,059,291.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,059,291.58
Regular Principal Payment	$23,528,660.17	$23,528,660.17	$0.00	$0.00	$1,530,631.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,530,631.41
Residual Released to Depositor	$0.00	$1,530,631.41	$0.00	$0.00	$0.00
Total		$25,808,887.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,528,660.17
Total					$23,528,660.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,528,660.17	$49.89	$120,881.68	$0.26	$23,649,541.85	$50.15
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$23,528,660.17	$15.69	$378,438.17	$0.25	$23,907,098.34	$15.94

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$216,504,507.97	0.4590850	$192,975,847.80	0.4091939
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$429,634,507.97	0.2864746	$406,105,847.80	0.2707860

Pool Information
Weighted Average APR	3.995%	3.997%
Weighted Average Remaining Term	32.59	31.80
Number of Receivables Outstanding	33,377	32,434
Pool Balance	$445,389,804.24	$420,870,367.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$429,634,507.97	$406,105,847.80
Pool Factor	0.2916765	0.2756193

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$14,764,519.34
Targeted Overcollateralization Amount	$14,764,519.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,764,519.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$261,552.49
(Recoveries)		109	$27,417.20
Net Loss for Current Collection Period			$234,135.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6308%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5277%
Second Preceding Collection Period			0.7899%
Preceding Collection Period			0.3293%
Current Collection Period			0.6487%
Four Month Average (Current and Preceding Three Collection Periods)			0.5739%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,685	$7,954,366.32
(Cumulative Recoveries)			$803,080.46
Cumulative Net Loss for All Collection Periods			$7,151,285.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4683%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,158.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,940.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	433	$7,336,173.07
61-90 Days Delinquent	0.22%	48	$924,221.77
91-120 Days Delinquent	0.07%	15	$310,910.27
Over 120 Days Delinquent	0.23%	46	$978,697.36
Total Delinquent Receivables	2.27%	542	$9,550,002.47

Repossession Inventory:
Repossessed in the Current Collection Period		17	$232,982.99
Total Repossessed Inventory		36	$616,680.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3125%
Preceding Collection Period			0.3206%
Current Collection Period			0.3361%
Three Month Average			0.3230%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer